Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Current Assets
Cash & cash equivalents	$ 108,123	$ 129,328
Trade & other receivables	2,446	1,574
Prepayments	5,168	5,646
Total Current Assets	115,737	136,548
Non-Current Assets
Property, plant and equipment	2,294	2,293
Right-of-use assets	8,038	7,978
Financial assets at fair value through other comprehensive income	1,952	1,871
Other non-current assets	3,334	3,311
Intangible assets	581,217	581,601
Total Non-Current Assets	596,835	597,054
Total Assets	712,572	733,602
Current Liabilities
Trade and other payables	27,602	24,972
Provisions	22,218	29,197
Borrowings	34,893	32,455
Lease liabilities	2,984	3,519
Total Current Liabilities	87,697	90,143
Non-Current Liabilities
Deferred tax liability		730
Provisions	20,723	27,563
Borrowings	56,098	57,023
Lease liabilities	7,048	6,317
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	86,369	94,133
Total Liabilities	174,066	184,276
Net Assets	538,506	549,326
Equity
Issued Capital	1,063,005	1,051,450
Reserves	48,803	46,634
(Accumulated losses)/retained earnings	(573,302)	(548,758)
Total Equity	$ 538,506	$ 549,326